Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Cross Currency Swaps (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gains (losses)	$ 40,373	$ (70,822)	$ (140,187)
Cross currency swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains	3,628	2,881	198
Unrealized gains (losses)	10,715	(1,583)	4,034
Total realized and unrealized gains on cross currency swaps	$ 14,343	$ 1,298	$ 4,232